Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (49,739)	$ (1,228)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	25,104	25,063
Stock-based compensation	11,018	10,322
Foreign currency transaction loss (gain)	1,006	(1,603)
Deferred income taxes	(26)	(1,123)
Gain from sale of unconsolidated entity		(3,578)
Share in (profits) losses of associated companies	1,788	(1,228)
Other non-cash items, net	385	903
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	29,858	6,372
Inventories	2,382	(27,128)
Net investment in sales-type leases	679	1,801
Other current assets and prepaid expenses	5,512	(6,390)
Other non-current assets	3,046	3,875
Accounts payable	(8,684)	8,812
Other current liabilities	(7,992)	(12,798)
Deferred revenues	(6,092)	(1,357)
Other non-current liabilities	(6,723)	122
Net cash provided by operating activities	1,522	837
Cash flows from investing activities
Purchase of property and equipment	(13,030)	(10,423)
Proceeds from sale of equity method investment	3,175
Net proceeds from divestitures of subsidiaries and associated companies	1,000
Proceeds from sale of plant and property		129
Purchase of intangible assets	(726)	(800)
Proceeds from sale of subsidiaries and unconsolidated entity		4,909
Other investing activities	144	(385)
Net cash used in investing activities	(9,437)	(6,570)
Cash flows from financing activities
Repayment of debt		(27,293)
Proceeds from exercise of stock options	53	4,252
Net cash provided by (used in) financing activities	53	(23,041)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(880)	1,697
Net change in cash, cash equivalents and restricted cash	(8,742)	(27,077)
Cash, cash equivalents and restricted cash, beginning of period	293,597	393,734
Cash, cash equivalents and restricted cash, end of period	284,855	366,657
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	1,327	2,614
Transfer of fixed assets to inventory	$ (21)	$ 127